Total
American Funds Moderate Growth and Income Portfolio
American Funds Moderate Growth and Income Portfolio
Investment objectives
The fund’s investment objectives are to provide current income and long-term growth of capital and income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 81 of the prospectus and on page 103 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Moderate Growth and Income Portfolio	Class A		Class 529-A		Class ABLE-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-F-2	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Moderate Growth and Income Portfolio		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1		Class 529-F-2		Class 529-F-3		Class ABLE-A	Class ABLE-F-2		Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		none	none	none	none	none	none	none	none	none	none	none		none		none		none	none		none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.27%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	[1]	none		none		0.28%	none		1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.07%	0.07%	0.07%	0.12%	0.11%	0.01%	0.12%	0.13%	0.10%	0.13%	0.12%		0.12%	[2]	0.07%	[2]	0.10%	0.09%	[2]	0.12%	0.33%	0.22%	0.15%	0.11%	0.16%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	[1]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%		0.32%		0.32%		0.32%	0.32%		0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Total annual fund operating expenses		0.66%	1.39%	0.64%	0.69%	0.43%	0.33%	0.68%	1.45%	0.92%	0.70%	0.69%		0.44%		0.39%		0.70%	0.41%		1.44%	1.40%	1.14%	0.97%	0.68%	0.48%	0.38%	0.33%
Fee waiver	[3]																	0.06%	0.06%
Total annual fund operating expenses after fee waiver										0.92%	0.70%	0.69%		0.44%		0.39%		0.64%	0.35%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2022. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Moderate Growth and Income Portfolio - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 639	$ 242	$ 314	$ 70	$ 44	$ 34	$ 417	$ 248	$ 94	$ 320	$ 70	$ 45	$ 40	$ 413	$ 36	$ 147	$ 143	$ 116	$ 99	$ 69	$ 49	$ 39	$ 34
3 years	774	440	450	221	138	106	560	459	293	468	221	141	125	560	126	456	443	362	309	218	154	122	106
5 years	922	761	598	384	241	185	715	792	509	630	384	246	219	720	224	787	766	628	536	379	269	213	185
10 years	$ 1,350	$ 1,469	$ 1,028	$ 859	$ 542	$ 418	$ 1,167	$ 1,243	$ 1,131	$ 1,099	$ 859	$ 555	$ 493	$ 1,185	$ 512	$ 1,724	$ 1,680	$ 1,386	$ 1,190	$ 847	$ 604	$ 480	$ 418

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Moderate Growth and Income Portfolio - USD ($)	Class C	Class 529-C
1 year	$ 142	$ 148
3 years	440	459
5 years	761	792
10 years	$ 1,469	$ 1,243

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may include growth, growth-and-income, equity-income, balanced and fixed income funds.

Normally through its investments in the underlying funds, the fund will maintain at least 45% of the value of its net assets in common stocks and other equity investments and at least 25% of the value of its net assets in bonds and other debt securities (including money market instruments).

The fund will have exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income and long-term growth of capital and income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected to add the MSCI All Country World ex USA Index and the Bloomberg Barclays U.S. Aggregate Index as dual primary indexes with the S&P 500 Index. These additions will provide a better range of comparison benchmarks to measure the series' objective. The Lipper Mixed-Asset Target Allocation Growth Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2, Class 529-F-3 shares and Class ABLE-F-2 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2, Class 529-F-3 and/or Class ABLE-F-2 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 8.73% (quarter ended March 31, 2019)

Lowest -7.02% (quarter ended December 31, 2018)

The fund's total return for the nine months ended September 30, 2020, was 3.38%.

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Average Annual Returns - American Funds Moderate Growth and Income Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	12.68%	5.97%	8.54%	May 18, 2012
Class C	17.63%	6.43%	8.57%	May 18, 2012
Class F-1	19.48%	7.19%	9.35%	May 18, 2012
Class F-2	19.75%	7.47%	9.63%	May 18, 2012
Class F-3	19.91%		9.66%	Jan. 27, 2017
Class 529-A	15.23%	6.40%	8.81%	May 18, 2012
Class 529-C	17.60%	6.36%	8.75%	May 18, 2012
Class 529-E	19.20%	6.91%	9.06%	May 18, 2012
Class 529-F-1	19.75%	7.41%	9.56%	May 18, 2012
Class ABLE-A	15.29%		5.29%	Jul. 13, 2018
Class R-1	18.58%	6.39%	8.56%	May 18, 2012
Class R-2	18.62%	6.40%	8.57%	May 18, 2012
Class R-2E	18.92%	6.84%	6.51%	Aug. 29, 2014
Class R-3	19.12%	6.89%	9.03%	May 18, 2012
Class R-4	19.50%	7.22%	9.37%	May 18, 2012
Class R-5E	19.72%		8.47%	Nov. 20, 2015
Class R-5	19.80%	7.52%	9.69%	May 18, 2012
Class R-6	19.95%	7.58%	9.73%	May 18, 2012
After Taxes on Distributions | Class A	11.64%	5.03%	7.77%
After Taxes on Distributions and Sale of Fund Shares | Class A	8.17%	4.55%	6.78%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	31.49%	11.70%	15.11%	May 18, 2012
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.51%	5.51%	7.43%	May 18, 2012
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.72%	3.05%	2.79%	May 18, 2012
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	21.10%	7.25%	9.70%	May 18, 2012

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.